Investment in Piceance Energy Change in Equity Investment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance	$ 101,796
Equity earnings (loss) from Piceance Energy	2,849	(2,941)
Ending balance	104,657	101,796
Piceance Energy [Member]
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Beginning balance	101,796	104,434
Equity earnings (loss) from Piceance Energy	2,278	(3,516)
Accretion of basis difference	571	575
Investments	12	303
Ending balance	$ 104,657	$ 101,796